Investment in Associates (Details) - Schedule of Financial Information for Investment - USD ($) $ in Thousands		12 Months Ended
		Mar. 31, 2024	Mar. 31, 2023
NUAG [Member]
Investment in Associates (Details) - Schedule of Financial Information for Investment [Line Items]
Net loss attributable to shareholders as reported	[1]	$ (6,404)	$ (8,569)
Net loss of NUAG qualified for pick-up	[1]	(6,404)	(8,569)
Other comprehensive income (loss) attributable to shareholders	[1]	(104)	(3,161)
Comprehensive loss of qualified for pick-up	[1]	(6,508)	(11,730)
Company’s share of net loss	[1]	(1,784)	(2,411)
Company’s share of other comprehensive income (loss)	[1]	(28)	(894)
Company’s share of comprehensive loss	[1]	(1,812)	(3,305)
TIN [Member]
Investment in Associates (Details) - Schedule of Financial Information for Investment [Line Items]
Net loss attributable to shareholders as reported	[2]	(3,075)	(1,666)
Other comprehensive income (loss) attributable to shareholders	[2]	(26)	30
Comprehensive loss of qualified for pick-up	[2]	(3,101)	(1,636)
Company’s share of net loss	[2]	(908)	(490)
Company’s share of other comprehensive income (loss)	[1],[2]	(8)	8
Company’s share of comprehensive loss	[2]	$ (916)	$ (482)

[1]	NUAG’s fiscal year-end is on June 30. NUAG’s quarterly financial results were used to compile the financial information that matched with the Company’s year-end on March 31.
[2]	TIN’s fiscal year-end is on December 31. TIN’s quarterly financial results were used to compile the financial information that matched with the Company’s year-end on March 31.